Long Term Assets (Tables)	12 Months Ended
Dec. 31, 2020
Long Term Assets [Abstract]
Schedule of long term assets
	December 31
	2020	2019

Prepaid expenses related to SEDA (see Note 16.a.1)	$-	$77
Other	59	78

	$59	$155